Investments - Net Realized and Unrealized Investment (Losses) Gains (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments [Abstract]
Net realized investment (losses) gains on fixed maturities and short-term investments	$ (4,041)	$ 859	$ 19,893
Net realized investment gains on equities	121,378	461,041	78,501
Net realized investment (losses) gains on other invested assets	(6,188)	9,781	103,011
Net realized investment gains	111,149	471,681	201,405
Change in net unrealized investment gains (losses) on fixed maturities and short-term investments	390,712	(1,807,048)	(558,466)
Change in net unrealized investment gains (losses) on equities	43,420	(505,072)	198,780
Change in net unrealized investment (losses) gains on other invested assets	(20,975)	(123,694)	196,926
Net other realized and unrealized investment losses	(1,761)	(2,672)	(848)
Change in net unrealized investment gains (losses)	411,396	(2,438,486)	(163,608)
Impairment loss on investments in real estate	(5,119)	(2,209)	0
Net realized and unrealized investment gains (losses)	$ 517,426	$ (1,969,014)	$ 37,797